Cabana Target Leading Sector Aggressive ETF SCHEDULE OF INVESTMENTS	January 31, 2023 (Unaudited)

H

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
EQUITY – 85.5%
Industrial Select Sector SPDR Fund	339,482	$34,576,242
Invesco Nasdaq 100 ETF	77,542	9,399,641
Materials Select Sector SPDR Fund	106,627	9,025,975
Technology Select Sector SPDR Fund(a)	686,531	93,340,755
Vanguard Total World Stock ETF	96,950	8,995,021
		155,337,634
FIXED INCOME – 14.3%
Goldman Sachs Access Treasury 0-1 Year ETF	171,823	17,180,582
Vanguard Long-Term Bond ETF	112,795	8,764,172
		25,944,754
TOTAL EXCHANGE-TRADED FUNDS
(Cost $174,124,266)		181,282,388

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 4.30%(b)	416,238	416,238
TOTAL SHORT-TERM INVESTMENTS
(Cost $416,238)		416,238
TOTAL INVESTMENTS – 100.0%
(Cost $174,540,504)		181,698,626
Liabilities in Excess of Other Assets – (0.0)%		(101,447)
TOTAL NET ASSETS – 100.0%		$181,597,179

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ssga.com.
(b)	The rate is the annualized seven-day yield at period end.